Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Noncurrent Assets [Line Items]
Restricted cash (non-current portion)	$ 1,054
Prepayments	557	731
Unamortized deferred financing costs	612
Deposits (office lease)	284	208
Total other non-current assets	$ 2,507	$ 939